United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2019

Date of Reporting Period: Quarter ended 02/28/2019

Item 1.	Schedule of Investments

Federated Global Allocation Fund
Portfolio of Investments
February 28, 2019 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—63.5%
		Communication Services—4.6%
5,014	[1]	AMC Networks, Inc.	$329,470
25,743		AT&T, Inc.	801,122
626	[1]	Alphabet, Inc.	705,220
93	[1]	Alphabet, Inc.	104,152
24,807		Auto Trader Group PLC	156,687
402	[1]	Boingo Wireless, Inc.	8,993
405	[1]	Care.com, Inc.	10,202
321	[1]	CarGurus, Inc.	13,716
404	[1]	Charter Communications, Inc.	139,344
144,000		China Communication Services Corp. Ltd.	144,853
8,000		China Mobile Ltd.	84,117
570		Emerald Expositions Events, Inc.	7,171
2,007	[1]	Facebook, Inc.	324,030
682	[1]	Gray Television, Inc.	14,943
446,095		HKT Trust and HKT Ltd.	696,752
6,334		Hellenic Telecommunication Organization SA	80,309
1,225	[1]	Imax Corp.	28,065
848	[1]	Intelsat SA	20,420
19,000		KDDI Corp.	459,501
319	[1]	Liberty TripAdvisor Holdings, Inc.	4,814
440	[1]	Loral Space & Communications Ltd.	18,000
4,061	[1]	Match Group, Inc.	224,898
1,263	[1]	MultiChoice Group Ltd.	9,414
19,400		NTT Docomo, Inc.	452,327
1,263		Naspers Ltd., Class N	272,130
2,001		New York Times Co., Class A	65,733
513		Nexstar Media Group, Inc., Class A	50,135
38,000		PCCW Ltd.	22,842
6,716		Pearson PLC	75,339
2,137	[1]	Qurate Retail, Inc.	38,487
10,386		Rogers Communications, Inc., Class B	573,856
154		Shenandoah Telecommunications Co.	6,844
119,100		Singapore Press Holdings Ltd.	216,576
32,527	[1]	Sprint Corp.	206,546
7,684	[1]	T-Mobile USA, Inc.	554,862
926	[1]	Techtarget, Inc.	15,353
2,492		Telephone and Data System, Inc.	79,869
145,866		Telstra Corp. Ltd.	323,882
25,500		Tencent Holdings Ltd.	1,088,116
89,037		Tim Participacoes S.A.	280,185
16,891		Tribune Media Co.	780,871
199,000		True Corp. PCL	34,162
30,898		Twenty-First Century Fox, Inc.	1,558,186
28,731		Twenty-First Century Fox, Inc.	1,441,147

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Communication Services—continued
22,519	[1]	Twitter, Inc.	$693,135
2,117	[1]	U.S. Cellular Corp.	98,843
5,179		Verizon Communications, Inc.	294,789
24,334		Vivendi SA	712,358
2,674	[1]	Vonage Holdings Corp.	27,489
294		World Wrestling Entertainment, Inc.	24,608
34,067	[1]	Zillow Group, Inc.	1,424,001
141,621	[1]	Zynga, Inc.	739,262
		TOTAL	16,538,126
		Consumer Discretionary—7.5%
502		Aaron's, Inc.	27,254
3,080		Adidas AG	748,407
7,400		Aisin Seiki Co.	289,008
5,840	[1]	Alibaba Group Holding Ltd., ADR	1,068,895
1,979	[1]	Amazon.com, Inc.	3,245,224
1,651		American Eagle Outfitters, Inc.	33,680
502	[1]	American Public Education, Inc.	16,220
3,600		Asics Corp.	47,843
4,360		BBX Capital Corp.	26,683
353		BJ's Restaurants, Inc.	16,888
4,300		Bandai Namco Holdings, Inc.	183,113
6,933		Bayerische Motoren Werke AG	586,118
1,288	[1]	Belmond Ltd.	32,007
1,822		Bloomin Brands, Inc.	37,679
563	[1]	Boot Barn Holdings, Inc.	16,046
5,440	[1]	Bright Horizons Family Solutions, Inc.	674,560
147		Brinker International, Inc.	6,728
3,121		Callaway Golf Co.	53,712
29		Canadian Tire Corp. Ltd.	3,200
151	[1]	Career Education Corp.	2,510
35	[1]	Cavco Industries, Inc.	4,845
6,125		Columbia Sportswear Co.	630,569
26,711		Compass Group PLC	589,824
2,129		Continental AG	348,770
265		Cooper Tire & Rubber Co.	8,469
1,009	[1]	CROCs, Inc.	25,911
2,715		D. R. Horton, Inc.	105,586
1,115		Dana, Inc.	22,021
468	[1]	Deckers Outdoor Corp.	69,241
2,459	[1]	Denny's Corp.	42,934
900		Denso Corp.	38,755
430		Dine Brands Global, Inc.	42,656
15,548		Dollarama, Inc.	420,852
12,000		eBay, Inc.	445,800
662	[1]	Etsy, Inc.	47,181
15,875		Extended Stay America, Inc.	289,560
400		Fast Retailing Co. Ltd.	187,811
3,491		Faurecia	166,370
16,030		Fiat Chrysler Automobiles NV	236,172

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,865		Fila Korea Ltd.	$141,647
378	[1]	Five Below, Inc.	45,492
42,127		Ford Motor Co.	369,454
229	[1]	Fossil, Inc.	3,582
2,420	[1]	Frontdoor, Inc.	77,440
2,300	[1]	Garrett Motion, Inc.	38,502
15,877		Gentex Corp.	322,938
137		Group 1 Automotive, Inc.	8,519
97,327		Harvey Norman Holdings Ltd.	248,499
15,303	[1]	Hilton Grand Vacations, Inc.	486,482
9,710		Hilton Worldwide Holdings, Inc.	806,901
10,395		Home Depot, Inc.	1,924,530
11,900		Iida Group Holdings Co. Ltd.	217,384
20,882		Industria de Diseno Textil SA	630,039
7,820		InterContinental Hotels Group PLC	468,358
502		Jack in the Box, Inc.	40,431
2,800		Jardine Cycle & Carriage Ltd.	69,009
157		Johnson Outdoors, Inc., Class A	10,305
48,910		Jollibee Foods Corp.	291,186
621		Kering	340,054
3,000		Koito Manufacturing Co. Ltd.	173,812
448		LCI Industries	36,503
2,739		LVMH Moet Hennessy Louis Vuitton SA	943,182
1,481		La-Z-Boy, Inc.	50,961
586		Las Vegas Sands Corp.	35,998
1,697	[1]	Laureate Education, Inc.	25,947
665	[1]	Liberty Expedia Holdings, Inc.	29,459
506	[1]	Lifecord International Co. Ltd.	40,503
4,550		Lowe's Cos., Inc.	478,159
9,580		Magna International, Inc.	505,517
617		Marine Products Corp.	8,737
580		Marriott International, Inc., Class A	72,657
16,800		Mazda Motor Corp.	197,909
1,000		McDonald's Holdings Co. (Japan), Ltd.	44,857
1,869		Michelin, Class B	224,760
101	[1]	Monarch Casino & Resort, Inc.	4,429
7,270		Moncler S.p.A	278,589
302		Movado Group, Inc.	10,579
11,570		Mr. Price Group Ltd.	177,270
99	[1]	NVR, Inc.	259,380
5,062		Next PLC	341,377
15,000		Nien Made Enterprise Co. Ltd.	130,002
2,100		Nitori Holdings Co., Ltd.	261,956
3,732		Nokian Renkaat Oyj	131,985
833	[1]	Ollie's Bargain Outlet Holding, Inc.	73,487
948		PVH Corp.	108,868
43,200		Panasonic Corp.	399,031
2,042	[1]	Party City Holdco, Inc.	21,257
360	[1]	Penn National Gaming, Inc.	8,946

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
3,777		Penske Automotive Group, Inc.	$167,850
3,350		Persimmon PLC	108,243
10,449		Petrobras Distribuidora SA	68,016
14,609		Peugeot SA	372,385
366	[1]	Planet Fitness, Inc.	21,513
211	[1]	RH	32,407
542	[1]	Rent-A-Center, Inc.	10,087
3,600		Rinnai Corp.	241,846
620		Ross Stores, Inc.	58,795
24,600		Ruentex Industries Ltd.	64,974
400		Ryohin Keikaku Co. Ltd.	95,021
6,200		Sekisui Chemical Co.	97,536
4,100		Sekisui House Ltd.	61,633
509	[1]	ServiceMaster Global Holdings, Inc.	22,986
4,300		Shimamura Co. Ltd.	362,931
328		Shoe Carnival, Inc.	12,510
507	[1]	Shutterfly, Inc.	22,719
444	[1]	Shutterstock, Inc.	20,571
29	[1]	Skyline Corp.	576
8,876		Sodexo SA	974,899
553		Starbucks Corp.	38,854
6,200		Subaru Corp.	157,475
1,121		TJX Cos., Inc.	57,496
875		Tenneco, Inc.	30,275
124	[1]	TopBuild Corp.	7,378
14,100		Toyoda Gosei Co. Ltd.	320,191
1,037	[1]	Under Armour, Inc.	20,823
297		Volkswagen AG	52,506
346	[1]	Weight Watchers International, Inc.	7,000
2,210		Whirlpool Corp.	312,737
28,700		Yamada Denki Co. Ltd.	138,738
14,600		Yamaha Motor Co.	296,297
21,500		Yue Yuen Industrial Holdings Ltd.	72,259
6,700		ZOZO, Inc.	126,424
230	[1]	Zumiez, Inc.	5,681
		TOTAL	26,917,603
		Consumer Staples—5.0%
6,200		AEON Co. Ltd.	130,456
2,105		Alimentation Couche-Tard, Inc., Class B	118,643
2,582		Archer-Daniels-Midland Co.	109,735
15,208	[1]	Atacadao Distribuicao Comercio e Industria Ltd.	79,033
11,677		BIM Birlesik Magazalar AS	187,462
626	[1]	BJ's Wholesale Club Holdings, Inc.	15,850
1,267		British American Tobacco PLC	46,608
1,089		Brown-Forman Corp.	53,688
3,314		Bunge Ltd.	175,907
390		Cal-Maine Foods, Inc.	17,199
438		Calavo Growers, Inc.	37,287
1,600		Calbee, Inc.	44,399

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
7,600		Charoen Pokphand Foods PCL	$3,945
4,615		Church and Dwight, Inc.	303,667
8,696		Clicks Group, Ltd.	111,482
11,836	[1]	Coca-Cola HBC AG	398,512
779		Colruyt SA	55,550
69		Costco Wholesale Corp.	15,093
55,422		Davide Campari - Milano SpA	528,186
4,517		Dean Foods Co.	18,113
24,014		Diageo PLC	927,765
498	[1]	Edgewell Personal Care Co.	22,091
2,685		Empire Co. Ltd., Class A	62,374
4,184		Energizer Holdings, Inc.	191,962
1,015		Estee Lauder Cos., Inc., Class A	159,294
7,575		George Weston Ltd.	539,941
3,200		Growell Holdings Co., Ltd.	113,733
4,838	[1]	Herbalife Ltd.	271,412
51,182		J. Sainsbury PLC	155,430
20,870		Koninklijke Ahold NV	538,144
8,653		Kraft Heinz Co./The	287,193
2,044		Kroger Co.	59,951
5,399		L'Oreal SA	1,364,701
3,810		Lamb Weston Holdings, Inc.	264,071
12,300		Lion Corp.	252,590
16,061		Loblaw Cos. Ltd.	799,907
6,700		MEIJI Holdings Co., Ltd.	531,175
7,621		Metro, Inc., Class A	286,435
4,473		MetroWholesale & Food Specialist AG	75,120
15,742	[1]	Monster Beverage Corp.	1,004,812
4,792		Mowi ASA	110,593
5,400		NH Foods Ltd.	196,900
5,478		Nestle S.A.	495,782
22,200		Nisshin Seifun Group, Inc.	476,728
8,673		Orkla ASA	68,344
35,600		PT Gudang Garam Tbk	216,405
996		PepsiCo, Inc.	115,177
1,136	[1]	Performance Food Group Co.	43,770
8,500		Perlis Plantations Bhd	38,213
35,613		Pick'n Pay Stores Ltd.	175,202
25,000		President Chain Store Corp.	258,323
7,807		Procter & Gamble Co.	769,380
90		Sanfilippo (John B. & Sons), Inc.	6,253
5,400		Sundrug Co., Ltd.	165,632
7,914		Sysco Corp.	534,591
21,776		Tesco PLC	65,249
24,839		The Coca-Cola Co.	1,126,200
1,300		Tsuruha Holdings, Inc.	114,964
8,882		Tyson Foods, Inc., Class A	547,664
2,622	[1]	US Foods Holding Corp.	92,399
157	[1]	USANA Health Sciences, Inc.	15,464

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
150,000		Uni-President Enterprises Corp.	$365,252
179		Universal Corp.	10,622
4,718		Vector Group Ltd.	55,295
80		WD 40 Co.	14,318
116,112		Wal-Mart de Mexico SAB de C.V.	300,496
546		Walgreens Boots Alliance, Inc.	38,870
7,532		Walmart Inc.	745,593
30,000		Yamazaki Baking Co. Ltd.	514,457
20,000		Yihai International Holding Ltd.	63,081
		TOTAL	18,100,133
		Energy—3.4%
233		Arch Coal, Inc.	21,706
166,420		BP PLC	1,178,594
31	[1]	Bonanza Creek Energy, Inc.	712
34	[1]	CONSOL Energy, Inc.	1,290
1,437		CVR Energy, Inc.	58,256
742	[1]	Cactus, Inc.	26,905
5,875		Chevron Corp.	702,532
458,000		China Petroleum & Chemical Corp.	395,239
6,766		ConocoPhillips	459,073
488		Delek US Holdings, Inc.	17,265
2,852		Equinor ASA	64,118
909	[1]	Exterran Corp.	15,517
1,628		Exxaro Resources Ltd.	17,508
10,182		Exxon Mobil Corp.	804,683
8,031	[1]	Grupa Lotos SA	202,011
1,916		Hess Corp.	110,841
13,100		Idemitsu Kosan Co. Ltd.	461,395
4,096		Imperial Oil Ltd.	110,901
87,350		JXTG Holdings, Inc.	407,091
436	[1]	KLX Energy Services Holdings, Inc.	11,493
1,296	[1]	Keane Group, Inc.	14,282
731		Liberty Oilfield Services, Inc.	11,974
541		Mammoth Energy Services, Inc.	12,438
10,570		Marathon Petroleum Corp.	655,446
401	[1]	Matrix Services Co.	8,377
3,479		Neste Oyj	334,506
578	[1]	Northern Oil and Gas, Inc.	1,370
328		OMV AG	17,270
12,021		PBF Energy, Inc.	373,492
162,300		PTT Public Co. Ltd.	250,363
120	[1]	Par Petroleum Corp.	2,028
522		Peabody Energy Corp.	16,104
168	[1]	Penn Virginia Corp.	9,015
156,000		PetroChina Co. Ltd.	103,012
36,691		Petroleo Brasileiro SA	291,680
15,457		Phillips 66	1,489,437
1,439	[1]	Propetro Holding Corp.	28,579
262	[1]	Renewable Energy Group, Inc.	6,961

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
20,837		Royal Dutch Shell PLC, Class B	$653,993
217	[1]	Seacor Holdings, Inc.	9,691
28,700		Showa Shell Sekiyu K.K.	428,993
30,127		Tatneft	357,024
14,913		Tenaris S.A.	198,430
19,191		Total S.A.	1,091,814
9,282		Valero Energy Corp.	757,040
2,113		World Fuel Services Corp.	58,509
		TOTAL	12,248,958
		Financials—12.7%
94		WSFS Financial Corp.	4,275
41,652		3i Group PLC	522,295
16,591		ABN AMRO Group NV, GDR	402,162
404		AG Mortgage Investment Trust, Inc.	7,183
148,313		AMP Ltd.	247,987
4,509		Admiral Group PLC	130,623
14,291		Aflac, Inc.	702,260
8,830		Ageas	435,022
727,000		Agricultural Bank of China	347,809
4,302	[1]	Alior Bank SA	66,502
4,392		Allianz SE	977,137
7,040		Allstate Corp.	664,435
2,070		American Equity Investment Life Holding Co.	65,516
3,404		American Express Co.	366,747
3,727		Ameriprise Financial, Inc.	490,585
500		Ares Commercial Real Estate Corp.	7,630
6,024		Assicurazioni Generali S.p.A	107,444
3,198		Assured Guaranty Ltd.	133,548
24,831		Australia & New Zealand Banking Group, Melbourne	492,678
39,057		BB Seguridade Participacoes SA	283,869
24,250		BS Financial Group, Inc.	152,640
46,588		B3 SA - Brasil Bolsa Balcao	406,698
107		BancFirst Corp.	6,033
24,862		Banco Santander Brasil SA	297,458
325,929		Banco Santander Chile SA	25,992
17,086		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	23,465
1,216	[1]	Bancorp, Inc., DE	11,029
1,513		BancorpSouth Bank	49,309
9,396		Bank Hapoalim BM	64,655
53,091		Bank Leumi Le-Israel	351,022
69,750		Bank of America Corp.	2,028,330
163,000		Bank of Communications Ltd.	136,752
4,731		Bank of Montreal	368,931
49,216		Bank of Queensland Ltd.	314,374
591		Banner Corp.	36,719
120,731		Barclays PLC	263,263
31,590		Bendigo & Adelaide Bank Ltd.	220,774
312		Beneficial Mutual Bancorp, Inc.	5,029
2,445	[1]	Berkshire Hathaway, Inc.	492,178

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
2,405		BlackRock, Inc.	$1,065,944
339	[1]	Blucora, Inc.	9,116
877	[1]	Brighthouse Financial, Inc.	33,957
595		Brightsphere Investment Group PLC	8,419
18,365		CNP Assurances	425,048
163		CVB Financial Corp.	3,715
892		Cadence BanCorporation	17,831
5,105		Canadian Imperial Bank of Commerce	433,049
1,243		Cathay Bancorp, Inc.	48,278
15,067		Charles Schwab Corp.	693,233
673		Chemical Financial Corp.	30,844
461,000		China CITIC Bank Corp. Ltd.	299,264
233,000		China Construction Bank Corp.	206,906
8,000	[1]	China Ding Yi Feng Holdings Ltd.	25,804
372,000		China Huarong Asset Management Co. Ltd.	85,171
84,200		China Insurance International Holdings Co. Ltd.	262,192
69,500		China Merchants Bank Co. Ltd.	318,103
50,006		Commerzbank AG, Frankfurt	412,660
33,900		Concordia Financial Group Ltd.	137,376
1,705		ConnectOne Bancorp, Inc.	36,777
19,427		Corp. Mapfre SA	54,876
9,585,393		Corpbanca	90,764
108	[1]	Customers Bancorp, Inc.	2,310
10,157		DNB Bank ASA	194,713
4,392		Deutsche Boerse AG	555,035
13,182		E*Trade Group, Inc.	645,786
485,162		E.Sun Financial Holding Co. Ltd.	345,409
730	[1]	Eagle Bancorp, Inc.	43,209
11,685		East West Bancorp, Inc.	638,118
818	[1]	Enova International, Inc.	20,875
394		Enterprise Financial Services Corp.	17,801
1,724		Erste Group Bank AG	65,172
1,051	[1]	Essent Group Ltd.	45,340
6,891		Exor NV	423,826
90,000		Far East Horizon	100,328
114		Federal Agricultural Mortgage Association, Class C	9,333
3,707		First BanCorp	42,668
558		First Bancorp, Inc.	21,868
120		First Commmonwealth Financial Corp.	1,687
458		First Defiance Financial Corp.	14,171
1,042		First Financial Bancorp	28,895
555		First Interstate BancSystem, Inc., Class A	23,110
998		First Merchants Corp.	40,309
58,835		FirstRand Ltd.	268,423
14,785	[1]	Genworth Financial, Inc., Class A	57,218
10,107		Gjensidige Forsikring ASA	181,218
465	[1]	Goosehead Insurance, Inc.	14,671
173		Great Southern Bancorp, Inc.	9,797
31		Great Western Bancorp, Inc.	1,164

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
1,040		Great-West Lifeco, Inc.	$23,915
456	[1]	Green Dot Corp.	29,435
51,185		Grupo Financiero Banorte S.A. de C.V.	278,683
66,038		HSBC Holdings PLC	536,565
3,226		Hana Financial Holdings	111,216
790		Hancock Whitney Corp.	34,507
17,490		Hargreaves Lansdown PLC	403,930
1,103		Heritage Commerce Corp.	15,409
182		Hometrust Bancshares, Inc.	4,956
55,100		Hong Leong Bank Berhad	288,518
1,800		Hong Leong Credit Berhad	8,719
509		Houlihan Lokey, Inc.	23,404
7,337		Hyundai Marine & Fire Insurance Co.	245,822
13,371		IRB Brasil Resserguros S/A	316,819
454		Iberiabank Corp.	35,516
699		Independent Bank Corp.- Michigan	16,252
25,000		Industrial & Commercial Bank of China	19,210
20,898		Industrial Bank of Korea	259,058
537		International Bancshares Corp.	21,920
2,849		Invesco Mortgage Capital, Inc.	45,356
385		Investment Technology Group, Inc.	11,639
4,350		Investors Bancorp, Inc.	54,680
13,477		JPMorgan Chase & Co.	1,406,460
5,440		KB Financial Group, Inc.	214,485
1,461		KBC Groupe	108,164
189		Komercni Banka A.S.	7,933
58,276		Korea Life Insurance Co., Ltd.	216,456
18,875		L E Lundbergforetagen AB	581,846
2,497		LPL Investment Holdings, Inc.	188,299
1,593		Ladder Capital Corp.	29,232
558		LegacyTexas Financial Group, Inc.	23,285
79,327		Legal & General Group PLC	295,105
3,980		London Stock Exchange Group PLC	237,826
4,505	[1]	MGIC Investment Corp.	58,475
4,322		MSCI, Inc., Class A	798,360
55,311		Medibank Private Ltd.	111,437
16,261		MetLife, Inc.	734,835
22,900		Mitsubishi UFJ Lease & Finance Co. Ltd.	116,894
3,041		Mizrahi Tefahot Bank Ltd.	58,202
127,300		Mizuho Financial Group, Inc.	200,693
9,563		Morgan Stanley	401,455
699	[1]	Mr. Cooper Group, Inc.	9,541
5,314		Muenchener Rueckversicherungs-Gesellschaft AG	1,251,448
26,351		NN Group NV	1,147,068
14,938		National Australia Bank Ltd., Melbourne	266,317
797		National Bank Holdings Corp.	28,796
5,734		National Bank of Canada, Montreal	270,545
2,008		OTP Bank RT	84,834
2,274	[1]	On Deck Capital, Inc.	13,962

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
4,948		Onex Corp.	$297,606
2,385		Orange Life Insurance Ltd.	75,652
3,300		Oversea-Chinese Banking Corp. Ltd.	27,000
5,628		PNC Financial Services Group	709,241
202,100		PT Bank Central Asia	396,784
72,400		PT Bank Danamon Indonesia	43,892
1,573		Partners Group Holding AG	1,136,619
662,000		People's Insurance, Co. (Group) of China Ltd.	299,747
431		People's Utah Bancorp	12,654
36,500		Ping An Insurance (Group) Co. of China Ltd.	383,771
439,000		Postal Savings Bank of China Co. Ltd.	264,127
11,403		Power Corp. of Canada	243,406
175		Powszechna Kasa Oszczednosci Bank Polski SA	1,759
604		Primerica, Inc.	75,524
10,700		Public Bank Berhad	65,445
534		RBB Bancorp	11,561
49,710		RMB Holdings Ltd.	282,591
3,042		Radian Group, Inc.	61,935
239		Raiffeisen Bank International AG	6,091
3,885		Raymond James Financial, Inc.	320,823
2,791		Ready Capital Corp.	45,019
211		Republic Bancorp, Inc.	9,546
13,376		Royal Bank of Canada	1,045,421
5,347		SEI Investments Co.	282,054
2,788		Samsung Life Insurance Co., Ltd.	220,121
10,769		Scor SA	484,796
734,528		Shin Kong Financial Holdings Co. Ltd.	217,852
9,365		Shinhan Financial Group Co. Ltd.	363,760
1,000		Singapore Exchange Ltd.	5,796
38,305		Skand Enskilda BKN, Class A	389,813
13,357		Societe Generale, Paris	411,073
22,142		Standard Bank Group Ltd.	304,134
1,900		Sumitomo Mitsui Trust Holdings, Inc.	72,007
3,579		Suncorp Group Ltd.	34,370
6,937		Swiss Re AG	686,624
6,873		TRYG A/S	187,196
588,000		Taiwan Business Bank	215,103
506,730		Taiwan Cooperative Financial Holding Co. Ltd.	313,017
498		The Bank of NT Butterfield & Son Ltd.	20,289
3,760		The Travelers Cos., Inc.	499,742
13,842		Toronto Dominion Bank	793,736
383	[1]	Trupanion, Inc.	11,624
906		United Community Banks, Inc.	25,087
1,977		United Community Financial Corp.	19,810
394		United Financial Bancorp, Inc.	6,119
29,700		United Overseas Bank Ltd.	551,604
288		Walker & Dunlop, Inc.	16,070
895		Washington Federal, Inc.	27,459
28,433		Wells Fargo & Co.	1,418,522

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
170		Wesbanco, Inc.	$7,213
2,860		Western Asset Mortgage Capital Corp.	28,686
19,304		Westpac Banking Corp. Ltd., Sydney	368,872
		TOTAL	45,668,384
		Health Care—6.4%
78	[1]	Addus Homecare Corp.	5,242
7,595	[1]	Akebia Therapeutics, Inc.	55,292
16,700		Alfresa Holdings Corp.	483,139
27,451	[1]	Alkermes, Inc.	913,295
543	[1]	Amedisys, Inc.	67,495
8,090		AmerisourceBergen Corp.	673,897
882	[1]	Amicus Therapeutics, Inc.	10,672
884	[1]	Amneal Pharmaceuticals, Inc.	11,961
233	[1]	Amphastar Pharmaceuticals, Inc.	5,790
7		Anthem, Inc.	2,105
1,628	[1]	Apellis Pharmaceuticals, Inc.	24,664
5,693	[1]	Arcus Biosciences, Inc.	67,120
966	[1]	Array BioPharma, Inc.	22,160
408	[1]	Arrowhead Pharmaceuticals, Inc.	7,964
2,012		AstraZeneca PLC	163,794
3,421	[1]	Athenex, Inc.	45,055
22	[1]	Audentes Therapeutics, Inc.	674
930	[1]	Avanos Medical, Inc.	43,784
11,481		Baxter International, Inc.	857,975
5,209	[1]	Bio-Rad Laboratories, Inc., Class A	1,411,118
112	[1]	BioTelemetry, Inc.	8,369
13,388		Bristol-Myers Squibb Co.	691,624
2,058		CIGNA Corp.	358,998
4,023		Cardinal Health, Inc.	218,610
313	[1]	Cardiovascular Systems, Inc.	11,071
1,349	[1]	CareDx, Inc.	41,981
12,742	[1]	Celgene Corp.	1,059,115
436	[1]	Celltrion, Inc.	79,290
2,069		Coloplast A.S., Class B	206,227
895	[1]	Corvel Corp.	60,233
6,970	[1]	DaVita HealthCare Partners, Inc.	396,593
1,377	[1]	Diplomat Pharmacy, Inc.	8,882
230		Ensign Group, Inc.	11,374
464	[1]	Evolus, Inc.	12,268
17,101	[1]	Exelixis, Inc.	382,891
157	[1]	Five Prime Therapeutics, Inc.	1,818
2,466		Fresenius Medical Care AG & Co. KGaA	193,303
4,532		Fresenius SE & Co KGaA	255,161
2,064	[1]	G1 Therapeutics, Inc.	38,101
75	[1]	Genomic Health, Inc.	5,698
49,714		GlaxoSmithKline PLC	989,356
456	[1]	Globus Medical, Inc.	22,203
4,106		HCA Healthcare, Inc.	570,898
399	[1]	HMS Holdings Corp.	13,750

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
761	[1]	Haemonetics Corp.	$66,108
926	[1]	Halozyme Therapeutics, Inc.	15,974
25	[1]	HealthEquity, Inc.	2,012
125	[1]	Homology Medicines, Inc.	3,685
3,294		Humana, Inc.	938,922
16,983	[1]	Incyte Genomics, Inc.	1,464,444
102	[1]	Inogen, Inc.	10,961
248	[1]	Integer Holdings Corp.	22,558
468	[1]	Iovance Biotherapeutics, Inc.	4,806
1,294		Johnson & Johnson	176,812
164	[1]	Kura Oncology, Inc.	2,499
550	[1]	LHC Group, Inc.	60,329
13,598	[1]	Lexicon Pharmaceuticals, Inc.	72,341
494	[1]	MacroGenics, Inc.	9,880
606	[1]	Magellan Health, Inc.	41,275
8,313		McKesson Corp.	1,057,081
24,100		Medipal Holdings Corp.	561,002
4,272		Merck & Co., Inc.	347,271
1,155	[1]	Merit Medical Systems, Inc.	64,368
819	[1]	Molina Healthcare, Inc.	110,262
5,033	[1]	Momenta Pharmaceuticals, Inc.	70,915
120	[1]	Natus Medical, Inc.	3,316
8,416	[1]	Neurocrine Biosciences, Inc.	650,136
19,388		Novartis AG	1,768,028
10,599		Novo Nordisk A/S	520,065
2,935	[1]	Odonate Therapeutics, Inc.	48,369
107	[1]	OraSure Technologies, Inc.	1,150
923		Orion Oyj	32,969
30	[1]	Orthofix Medical, Inc.	1,833
8,134	[1]	Osmotica Pharmaceuticals PLC	58,483
9,965		Pfizer, Inc.	431,983
163	[1]	Providence Service Corp.	11,625
227	[1]	Ra Pharmaceuticals, Inc.	4,374
1,439	[1]	Regeneron Pharmaceuticals, Inc.	619,835
83		Roche Holding AG	23,055
16,000		SSY Group Ltd.	14,169
4,175	[1]	Scholar Rock Holding Corp.	77,738
3,356	[1]	Siga Technologies, Inc.	22,754
22,800		Sinopharm Group Co. Ltd.	101,847
5,455		Sonic Healthcare Ltd.	93,337
122	[1]	Staar Surgical Co.	4,490
320		Straumann Holding AG	249,666
7,600		Suzuken Co. Ltd.	415,825
78	[1]	Tabula Rasa HealthCare, Inc.	4,299
65	[1]	Tandem Diabetes Care, Inc.	4,262
392	[1]	Tivity Health, Inc.	8,389
1,918	[1]	Twist Bioscience Corporation	41,755
2,507		UCB SA	210,052
5,453		UnitedHealth Group, Inc.	1,320,826

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
238	[1]	Vanda Pharmaceuticals, Inc.	$4,817
3,211	[1]	Vertex Pharmaceuticals, Inc.	606,076
3,462	[1]	Voyager Therapeutics, Inc.	51,930
91	[1]	Wellcare Health Plans, Inc.	23,076
264	[1]	William Demant Holding AS	7,915
		TOTAL	23,052,959
		Industrials—7.3%
10,738		ABB Ltd.	212,539
50,912		ADT, Inc.	407,296
386	[1]	ASGN, Inc.	24,862
173		AZZ, Inc.	7,962
7,474		Adecco Group AG	388,131
45,500		AirAsia Group Bhd	31,069
1,290		Airbus Group SE	167,091
141,400		Airports of Thailand Public Co. Ltd.	302,933
366		Alamo Group, Inc.	35,151
221		Albany International Corp., Class A	17,139
74,932		Alfa, S.A. de C.V., Class A	85,186
176		Allied Motion Technologies, Inc.	7,330
11,528		Allison Transmission Holdings, Inc.	572,942
3,195		Ametek, Inc.	254,258
664		Andritz AG	33,142
344		Applied Industrial Technologies, Inc.	20,000
553		ArcBest Corp.	19,261
13,977		Ashtead Group PLC	371,025
364	[1]	Astronics Corp.	13,093
1,274	[1]	Atkore International Group, Inc.	29,429
181	[1]	Avis Budget Group, Inc.	6,483
29,400		BOC Aviation Ltd.	253,995
56,200		BTS Group Holdings PCL	18,545
108		Barrett Business Services, Inc.	8,482
1,118	[1]	Blue Bird Corp.	20,795
5,618		Boeing Co.	2,471,695
428	[1]	Builders Firstsource, Inc.	5,962
11,070		Bunzl PLC	348,329
1,207	[1]	CBIZ, Inc.	24,900
158	[1,2]	CJ Corp.	0
8,541		CSX Corp.	620,675
1,566		Caterpillar, Inc.	215,075
979		Cheil Jedang Corp.	108,998
2,000		China Communications Construction Co. Ltd.	2,153
211,500		China Railway Construction Corp. Ltd.	304,610
305,000		China Railway Group Ltd.	301,932
235	[1]	Cimpress NV	19,388
195,000		Citic Pacific Ltd.	298,010
588		Comfort Systems USA, Inc.	31,529
2,117		Compagnie de St. Gobain	76,197
5,856		Crane Co.	495,242
522		Cummins, Inc.	80,435

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
59		DMC Global, Inc.	$2,772
2,973		DSV, De Sammensluttede Vognmad AS	247,291
312	[1]	DXP Enterprises, Inc.	11,035
16,400		Dai Nippon Printing Co. Ltd.	379,849
2,000		Daifuku Co.	98,260
12,299		Delta Air Lines, Inc.	609,784
16,877		Deutsche Post AG	524,443
378		Emcor Group, Inc.	27,265
188		Encore Wire Corp.	11,137
275	[1]	FTI Consulting, Inc.	20,394
435		Federal Signal Corp.	10,692
4,828		Ferguson PLC	334,164
3,156		Finning International, Inc.	58,830
650	[1]	Foundation Building Materials, Inc.	7,228
7,700		Fuji Electric Co.	242,478
58	[1]	GMS, Inc.	1,134
10,858		Genivar Income Fund	575,017
726		Global Brass & Copper Holdings, Inc.	24,503
941	[1]	Great Lakes Dredge & Dock Corp.	8,375
11,928		Grupo Aeroportuario del Pacifico SA, Class B	111,297
3,193		Grupo Aeroportuario del Sureste SAB de CV, Class B	54,108
3,431		Han Wha	98,386
451	[1]	Harsco Corp.	10,093
843		Hawaiian Holdings, Inc.	25,079
513		Heidrick & Struggles International, Inc.	22,115
63	[1]	Heritage-Crystal Clean, Inc.	1,522
1,245		Hillenbrand, Inc.	55,141
400		Hoshizaki Electric Co., Ltd.	27,048
211		ICF International, Inc.	15,935
1,800		IHI Corp.	47,652
2,374	[1]	IHS Markit Ltd.	126,226
4,272		Illinois Tool Works, Inc.	615,510
7,615		Ingersoll-Rand PLC, Class A	803,839
690		Insperity, Inc.	87,126
9		Insteel Industries, Inc.	205
27,948		International Consolidated Airlines Group SA	221,013
7,285		Intertek Group PLC	491,093
512		KBR, Inc.	10,117
394		KForce Com, Inc.	14,582
9,600		Kajima Corp.	142,422
765		Korn Ferry	37,324
388		Kuehne & Nagel International AG	50,622
1,055		LG Corp.	70,444
1,183		L3 Technologies, Inc.	250,500
19,750		Latam Airlines Group SA	229,474
317		MOOG, Inc., Class A	29,785
2,060	[1]	MRC Global, Inc.	34,732
3,245		MTU Aero Engines GmbH	695,686
560	[1]	MYR Group, Inc.	18,782

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
4,713		Manpower, Inc.	$397,070
87,500		Marubeni Corp.	626,671
163	[1]	Masonite International Corp.	9,038
366		McGrath Rentcorp.	21,901
2,473	[1]	Meritor, Inc.	55,098
15,200		Mitsubishi Electric Corp.	190,515
302		Mobile Mini, Inc.	10,875
4,500		MonotaRO Co. Ltd.	106,625
1,140		Mueller Industries, Inc.	37,677
3,334		Mueller Water Products, Inc.	34,807
1,660	[1]	NCI Building System, Inc.	11,653
189,000		NWS Holdings Ltd.	458,568
2,100		Nippon Express Co. Ltd.	124,158
1,353		nVent Electric PLC	37,180
90		Park-Ohio Holdings Corp.	2,861
2,786		Parker-Hannifin Corp.	490,782
121	[1]	Patrick Industries, Inc.	5,470
186		Pentair PLC	7,912
8,100		Persol Holdings Co. Ltd.	139,090
546		Primoris Services Corp.	12,760
392		Quad Graphics, Inc.	5,719
17,500		Recruit Holdings Co. Ltd.	490,334
203		Resources Connection, Inc.	3,526
20,735		Rexel S.A.	258,364
1,863	[1]	Rexnord Corp.	49,686
3,764		Rockwell Automation, Inc.	672,100
1,968		Roper Technologies, Inc.	636,943
195		Rush Enterprises, Inc.	8,174
2,800		SG Holdings Co. Ltd.	81,923
71		SGS SA	180,878
4,059		SNC-Lavalin Group, Inc.	112,120
566	[1]	SPX Corp.	20,580
247	[1]	Saia, Inc.	16,342
14,361		Sandvik AB	235,848
11,300		Shimizu Corp.	99,436
21,500		Sinotruk Hong Kong Ltd.	39,229
15,654		Skanska AB, Class B	282,244
1,086		SkyWest, Inc.	58,687
9,977		Southwest Airlines Co.	559,111
54	[1]	Spirit Airlines, Inc.	3,038
164	[1]	Standard Plus Corp.	5,642
1,223		Steelcase, Inc., Class A	21,415
120,230		Sydney Airport	613,796
360		Systemax, Inc.	7,294
956	[1]	TPI Composites, Inc.	28,881
4,100		Taisei Corp.	193,789
982	[1]	Teledyne Technologies, Inc.	231,791
160	[1]	Titan Machinery, Inc.	3,074
13,000		Toyota Tsusho Corp.	413,850

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
204	[1]	Trex Co., Inc.	$15,290
1,697	[1]	TriMas Corp.	54,864
122	[1]	TrueBlue, Inc.	2,808
245		US Ecology, Inc.	14,058
1,743		USG Corp.	75,141
35		Unifirst Corp.	5,034
1,303		Union Pacific Corp.	218,513
2,464	[1]	United Continental Holdings, Inc.	216,364
397		Universal Forest Products, Inc.	12,295
270	[1]	Veritiv Corp.	7,800
935		Vestas Wind Systems A/S	77,831
12,325		Volvo AB, Class B	181,398
46,775	[1]	Weg SA	229,383
216,000		Weichai Power Co. Ltd., Class H	301,345
1,249	[1]	Wesco Aircraft Holdings, Inc.	10,604
2,484		Wolters Kluwer NV	163,774
12,800		Yamato Holdings Co. Ltd.	334,052
		TOTAL	26,340,857
		Information Technology—8.9%
335		ASML Holding N.V.	61,306
1,822	[1]	Adobe, Inc.	478,275
679	[1]	Advanced Energy Industries, Inc.	34,201
417	[1]	Alarm.com Holdings, Inc.	27,368
2,800		Alps Alpine Co. Ltd.	55,225
3,216	[1]	Amkor Technology, Inc.	28,236
269	[1]	Anixter International, Inc.	15,785
8,316	[1]	Ansys, Inc.	1,474,094
11,833		Apple, Inc.	2,048,884
182	[1]	Arlo Technologies, Inc.	788
3,098	[1]	Atlassian Corp. PLC	332,973
11,196		Automatic Data Processing, Inc.	1,713,324
422		Avnet, Inc.	18,353
1,389		Benchmark Electronics, Inc.	38,059
488	[1]	Bottomline Technologies, Inc.	24,341
958	[1]	Box, Inc.	19,390
611		Broadcom, Inc.	168,245
586		Brooks Automation, Inc.	18,816
17,100		Brother Industries Ltd.	313,730
97	[1]	CACI International, Inc., Class A	17,679
3,240		CDW Corp.	304,204
516	[1]	CGI, Inc., Class A	34,596
924		CSG Systems International, Inc.	38,392
124		Cabot Microelectronics Corp.	14,024
1,195	[1]	CalAmp Corp.	16,610
589	[1]	Casa Systems, Inc.	6,002
339		Cass Information Systems, Inc.	17,706
520	[1]	Ciena Corp.	22,183
216	[1]	Cirrus Logic, Inc.	8,668
39,646		Cisco Systems, Inc.	2,052,473

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
176		Cohu, Inc.	$3,149
11,078	[1]	CommScope Holdings Co., Inc.	258,228
243	[1]	Commvault Systems, Inc.	16,376
167		Constellation Software, Inc.	142,606
378	[1]	Control4 Corp.	6,808
78	[1]	Diodes, Inc.	3,146
428		Entegris, Inc.	15,121
386	[1]	ePlus, Inc.	34,524
2,201		Evertec, Inc.	62,993
147	[1]	Evo Payments, Inc.	3,928
384	[1]	Exlservice Holding, Inc.	23,578
8,300		FUJIFILM Holdings Corp.	372,689
121	[1]	Fabrinet	7,079
4,382	[1]	Fortinet, Inc.	380,314
3,800		Fujitsu Ltd.	256,072
6,021		Henry Jack & Associates, Inc.	798,565
68		Hewlett Packard Enterprise Co.	1,114
2,400		Hitachi High-Technologies Corp.	91,355
13,900		Hitachi Ltd.	417,236
502,000		Innolux Display Corp.	166,782
671	[1]	Insight Enterprises, Inc.	37,455
559	[1]	Instructure, Inc.	26,122
766	[1]	Integrated Device Technology, Inc.	37,021
31,069		Intel Corp.	1,645,414
555		InterDigital, Inc.	38,700
5,633		Intuit, Inc.	1,392,083
99	[1]	Itron, Inc.	5,248
407		j2 Global, Inc.	34,599
1,041		Kemet Corp.	19,727
748	[1]	Kimball Electronics, Inc.	11,594
312		Lam Research Corp.	54,940
408,000		Lenovo Group Ltd.	369,055
617	[1]	Lumentum Holdings, Inc.	30,696
836		ManTech International Corp., Class A	45,437
7,030		Mastercard, Inc.	1,580,133
475		Maximus, Inc.	33,573
1,085		Methode Electronics, Inc., Class A	30,445
5,200	[1]	Micron Technology, Inc.	212,576
19,200		Microsoft Corp.	2,150,976
213	[1]	MicroStrategy, Inc., Class A	30,139
1,415	[1]	Mobile Iron, Inc.	7,160
2,157		Monotype Imaging Holdings, Inc.	42,277
1,738		NIC, Inc.	29,702
10,320		NXP Semiconductors NV	942,422
145	[1]	Nanometrics, Inc.	4,127
4,000		National Instruments Corp.	186,960
4,500		Omron Corp.	194,458
6,400		Otsuka Corp.	230,370
153	[1]	Palo Alto Networks, Inc.	37,679

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
2,930	[1]	PayPal, Inc.	$287,345
194	[1]	Perficient, Inc.	5,550
25	[1]	Plexus Corp.	1,544
2,056	[1]	Proofpoint, Inc.	242,793
420		QAD, Inc.	19,009
275	[1]	Qualys, Inc.	22,998
466	[1]	Rapid7, Inc.	21,450
4,105	[1]	Red Hat, Inc.	749,573
6,569		SK Hynix, Inc.	406,303
316	[1]	SMART Global Holdings, Inc.	9,262
270	[1]	SPS Commerce, Inc.	28,831
28,055		STMicroelectronics N.V.	458,108
270		Samsung Electro-Mechanics Co.	25,469
30,140		Samsung Electronics Co. Ltd.	1,203,043
929		Samsung SDS Co. Ltd.	191,174
784	[1]	Sanmina Corp.	25,041
502	[1]	ScanSource, Inc.	18,850
438		Science Applications International Corp.	32,719
9,800		Seiko Epson Corp.	144,888
1,374	[1]	Semtech Corp.	75,625
1,200		Shimadzu Corp.	29,632
4,620		Skyworks Solutions, Inc.	377,269
402	[1]	Sykes Enterprises, Inc.	11,895
317		Synnex Corp.	31,104
128,000		Synnex Technology International Corp.	155,635
7,438	[1]	TEMENOS Group AG	1,077,631
2,117	[1]	Tableau Software, Inc.	279,232
103,000		Taiwan Semiconductor Manufacturing Co. Ltd.	791,646
36,556		Telefonaktiebolaget LM Ericsson	334,092
7,284		Texas Instruments, Inc.	770,502
855	[1]	Verint Systems, Inc.	45,529
2,549		Visa, Inc., Class A	377,558
7,000		Walsin Technology Corp.	40,869
6,397		Western Digital Corp.	321,769
1,048		Wire Card AG	143,618
2,432	[1]	Workday, Inc.	481,366
24,983		Xerox Corp.	771,975
10,981		Yageo Corp.	118,163
1,300		Yokogawa Electric Corp.	25,061
		TOTAL	32,080,802
		Materials—3.4%
524	[1]	AdvanSix, Inc.	17,161
11,700		Air Water, Inc.	186,771
50,111		Alrosa AO	72,379
78,548		Alumina Ltd.	141,211
4,156		Amcor Ltd.	44,342
12,511		Anglo American PLC	333,055
11,500		Anhui Conch Cement Co. Ltd., Class H	66,313
16,801		ArcelorMittal SA	385,540

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
16,700		Asahi Kasei Corp.	$182,305
4,390		Avery Dennison Corp.	474,296
7,110		BHP Group PLC	164,909
3,817	[1]	Berry Global Group, Inc.	200,278
1,331		Boise Cascade Co.	37,122
3,715		Boliden AB	101,558
3,280		Cabot Corp.	153,766
1,510		Chemours Co./The	57,425
17,776		Cherepovets MK Severstal	276,076
282,000		China National Building Material Co. Ltd.	224,759
192,000		China Resources Cement Holdings Ltd.	205,847
2,115		Commercial Metals Corp.	35,003
5,869		Companhia Vale Do Rio Doce	73,594
6,935		Croda International PLC	443,171
1,185		Ems-Chemie Holdings Ag	684,249
369	[1]	Ferro Corp.	7,155
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
55,000		Formosa Plastic Corp.	182,721
57,752		Fortescue Metals Group Ltd.	246,831
4,513		Freeport-McMoRan, Inc.	58,218
160,923		Glencore PLC	650,075
753		Greif, Inc., Class A	30,271
79		Hawkins, Inc.	3,256
74,000		Indorama Ventures PLC	121,184
60	[1]	Ingevity Corp.	6,913
5,047		Jastrzesbska Spolka Weglowa SA	76,827
229,000		Jiangxi Copper Co. Ltd.	312,498
3,500		Koninklijke DSM NV	375,372
765		Louisiana-Pacific Corp.	19,332
671		Materion Corp.	38,770
21,100		Mitsubishi Chemical Holdings Corp.	156,181
8,800		Mitsubishi Materials Corp.	241,936
1,000		Mitsui Chemicals, Inc.	24,447
8,833		Mondi Ltd.	207,468
6,252		Mondi PLC	143,583
1,255		Myers Industries, Inc.	23,945
28,393		Newmont Mining Corp.	968,769
5,200		Nissan Chemical Industries	262,640
2,000		Nitto Denko Corp.	106,859
660		Norilsk Nickel	142,001
27,219		Novolipetski Metallurgicheski Komb OAO	65,224
7,895		Nucor Corp.	478,200
10,300		Oji Holdings Corp.	61,423
36,600		PT Indah Kiat Pulp & Paper Corp.	28,751
127,100		Petronas Chemicals BHD	286,581
3,932	[3]	Phosagro OAO, GDR	53,711
11		Quaker Chemical Corp.	2,299
14,193		Rio Tinto PLC	817,445
638		Schnitzer Steel Industries, Inc., Class A	15,503

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
43,234		South32 Ltd.	$119,933
19,645		Southern Copper Corp.	699,558
265		Stepan Co.	24,937
725	[1]	SunCoke Energy, Inc.	7,192
1,471		Tredegar Industries, Inc.	25,625
681		Trinseo SA	34,179
12,771		UPM - Kymmene Oyj	384,940
1,292		Va Stahl Ag	39,951
1,019		Valhi, Inc.	4,127
291	[1]	Verso Corp.	5,718
1,230		West Fraser Timber Co. Ltd.	60,540
		TOTAL	12,184,219
		Real Estate—2.2%
4,000		Agile Group Holdings Ltd.	5,034
1,066		Alexander and Baldwin, Inc.	24,443
32,700		Ascendas Real Estate Investment Trust	67,706
13,670		Brixmor Property Group, Inc.	238,678
8,000		CK Asset Holdings Ltd.	66,281
15,900		CapitaLand Commercial Trust Ltd.	22,809
42,500		CapitaLand Mall Trust	75,517
848		CareTrust REIT, Inc.	18,944
5,141		CatchMark Timber Trust, Inc.	49,097
745		Chatham Lodging Trust	14,885
546		CoreCivic, Inc.	11,564
2,595		Corepoint Lodging, Inc.	36,252
198,000		Country Garden Holdings Co.	260,138
3,536		Cousins Properties, Inc.	33,663
41,111		DEXUS Property Group	350,491
2,500		Daito Trust Construction Co. Ltd.	346,778
1,552		DiamondRock Hospitality Co.	16,591
14,967		Duke Realty Corp.	442,574
94,000		Evergrande Real Estate Group Limited	289,833
117		First Industrial Realty Trust	3,922
6,117		Franklin Street Properties Corp.	44,287
250,000		Future Land Development Holdings Ltd.	216,602
93,530		General Property Trust Group	388,079
658		Geo Group, Inc.	14,950
19,000		Henderson Land Development Co. Ltd.	107,330
5,998		Hospitality Properties Trust	162,366
1,550		InfraREIT, Inc.	33,093
545		Investors Real Estate Trust	32,907
150,000		Jiayuan International Group Ltd.	72,954
1,000		Kerry Properties Ltd.	4,175
1,091		Life Storage, Inc.	106,482
236	[1]	Marcus & Millichap Co., Inc.	9,114
898		Monmouth Real Estate Investment Corp.	11,907
7,314		New Senior Investment Group, Inc.	37,740
1,909		Newmark Group, Inc.	17,677
254		NexPoint Residential Trust, Inc.	9,129

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Real Estate—continued
1,881		NorthStar Realty Europe Corp.	$33,745
2,238		Office Properties Income Trust	68,281
835		Pebblebrook Hotel Trust	26,728
919		RLJ Lodging Trust	17,066
14,190		Rayonier, Inc.	418,179
279		Rexford Industrial Realty, Inc.	9,564
7,626		SL Green Realty Corp.	691,831
121,030		Scentre Group	332,121
34,187		Segro PLC	299,660
24,000		Shimao Property Holdings Ltd.	56,785
5,272		Simon Property Group, Inc.	955,076
6,561		Spirit Realty Capital, Inc.	253,517
113,336		Stockland Trust Group	281,227
87,000		Sunac China Holdings	363,282
4,700		Suntec REIT	6,707
471		Terreno Realty Corp.	19,264
249		Tier RIET, Inc	6,038
844		Urban Edge Properties	16,390
3,154		WP Carey, Inc.	232,986
15,152		Weyerhaeuser Co.	377,133
1,260		Xenia Hotels & Resorts, Inc.	24,608
		TOTAL	8,134,180
		Utilities—2.1%
602		American States Water Co.	42,820
1,868		Atmos Energy Corp.	184,652
72,248		AusNet Services	88,924
1,237		Avista Corp.	49,987
1,290		CEZ A.S.	31,253
57,000		CLP Holdings Ltd.	674,937
16,923		CenterPoint Energy, Inc.	510,059
186		Chesapeake Utilities Corp.	16,742
4,773		DTE Energy Co.	589,752
8,440		E.On AG	92,961
800		Electricity Generating Public Co. Ltd.	6,777
37,991		Endesa SA	956,956
2,039		Exelon Corp.	99,075
766,000	[3]	HK Electric Investments Ltd.	798,267
89,400		Hong Kong and China Gas Co. Ltd.	206,944
67,843		Iberdrola SA	566,569
618		Idacorp, Inc.	60,817
8,400		Manila Electric Co.	59,709
5		New Jersey Resources Corp.	242
8,437		NextEra Energy, Inc.	1,583,794
30		Northwestern Corp.	2,056
2,804,165		OJSC Inter Rao Ues	166,192
1,996		Orsted A/S	144,846
731		PNM Resources, Inc.	31,930
1,800		Petronas Gas	8,010
980		Portland General Electric Co.	49,137

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
6,462		Severn Trent PLC	$173,142
646		Southwest Gas Holdings, Inc.	52,933
8,324		UGI Corp.	456,988
		TOTAL	7,706,471
		TOTAL COMMON STOCKS (IDENTIFIED COST $200,297,584)	228,972,692
		ASSET-BACKED SECURITIES—0.2%
150,000	[4]	American Express Credit Account Master Trust 2014-1, Class A, 2.858% (1-month USLIBOR +0.370%), 12/15/2021	150,085
86,859	[4]	Chesapeake Funding II LLC 2016-2A, Class A2, 3.488% (1-month USLIBOR +1.000%), 6/15/2028	87,070
171,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	169,803
152,391		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	152,251
47,383		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	47,332
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $607,595)	606,541
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.0%
142,984		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025 (IDENTIFIED COST $145,838)	139,823
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	245,718
235,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	250,004
255,000		Bank, Class A4, 3.488%, 11/15/2050	253,927
225,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	214,948
200,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	204,469
450,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	449,444
300,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	293,754
50,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	51,723
100,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%, 11/15/2047	101,347
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,125,882)	2,065,334
		CORPORATE BONDS—6.4%
		Basic Industry - Chemicals—0.0%
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	15,264
		Basic Industry - Metals & Mining—0.0%
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	101,586
		Basic Industry - Paper—0.0%
150,000	[1,2,5]	Pope & Talbot, Inc., 8.375%, 12/1/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	183,155
90,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.418% (3-month USLIBOR +1.735%), 2/15/2042	69,483
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	78,961
		TOTAL	331,599
		Capital Goods - Building Materials—0.1%
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	129,103
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/1/2025	187,608
		TOTAL	316,711
		Capital Goods - Diversified Manufacturing—0.1%
30,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	34,364
300,000		Valmont Industries, Inc., 5.250%, 10/1/2054	267,851
		TOTAL	302,215

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Commercial Mortgage—0.0%
$150,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	$153,454
	Communications - Cable & Satellite—0.1%
200,000	CCO Safari II LLC, 4.908%, 7/23/2025	207,386
20,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 4/1/2019	20,081
	TOTAL	227,467
	Communications - Media & Entertainment—0.2%
310,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	315,235
20,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	20,636
70,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	75,128
350,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	338,028
	TOTAL	749,027
	Communications - Telecom Wireless—0.3%
15,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.000%, 6/9/2019	792,782
180,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	175,655
	TOTAL	968,437
	Communications - Telecom Wirelines—0.2%
300,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	292,761
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.875%, 2/8/2029	90,124
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	208,353
120,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2037	130,822
	TOTAL	722,060
	Consumer Cyclical - Automotive—0.1%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	270,023
70,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	67,783
	TOTAL	337,806
	Consumer Cyclical - Retailers—0.2%
100,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	102,702
300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	290,699
99,741	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	103,240
200,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	186,255
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	106,970
	TOTAL	789,866
	Consumer Cyclical - Services—0.1%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	195,766
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	130,365
	TOTAL	326,131
	Consumer Non-Cyclical - Food/Beverage—0.5%
425,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 5.550%, 1/23/2049	448,036
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	282,791
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	197,868
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	262,942
250,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	247,653
100,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	95,927
120,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	125,159
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 4/14/2046	74,700
	TOTAL	1,735,076
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
125,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.950%, 3/15/2049	122,784

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	$89,550
		TOTAL	212,334
		Consumer Non-Cyclical - Products—0.1%
270,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	253,781
		Consumer Non-Cyclical - Supermarkets—0.1%
375,000		Kroger Co., Sr. Unsecd. Note, 5.400%, 1/15/2049	372,093
		Consumer Non-Cyclical - Tobacco—0.1%
24,000		Altria Group, Inc., 9.250%, 8/6/2019	24,610
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	190,869
		TOTAL	215,479
		Energy - Independent—0.2%
375,000		Canadian Natural Resources Ltd., 3.900%, 2/1/2025	376,463
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	222,083
		TOTAL	598,546
		Energy - Integrated—0.1%
135,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	131,799
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	101,261
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	41,578
		TOTAL	274,638
		Energy - Midstream—0.2%
325,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	322,915
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	99,134
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	78,480
100,000		Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	96,179
		TOTAL	596,708
		Energy - Oil Field Services—0.0%
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	100,875
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 4/15/2042	59,750
		TOTAL	160,625
		Energy - Refining—0.1%
250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	240,229
		Financial Institution - Banking—0.7%
250,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.447% (3-month USLIBOR +0.650%), 10/1/2021	250,858
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	108,172
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	300,787
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	298,802
250,000		Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	249,561
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	243,353
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	5,341
50,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	50,044
100,000		JPMorgan Chase & Co., Series S, 6.750%, 8/1/2067	110,027
400,000		Morgan Stanley, 4.300%, 1/27/2045	392,506
300,000	[4]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.247% (3-month USLIBOR +0.550%), 2/10/2021	300,554
92,930	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	32,651
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	80,145
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	229,496
50,000	[4]	Wells Fargo & Co., Sr. Unsecd. Note, 3.974% (3-month USLIBOR +1.230%), 10/31/2023	50,840
		TOTAL	2,703,137

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
$140,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	$138,152
95,000	Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 7/15/2019	96,813
240,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	240,197
70,000	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	72,341
	TOTAL	547,503
	Financial Institution - Finance Companies—0.2%
210,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	211,063
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	204,877
325,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	294,069
	TOTAL	710,009
	Financial Institution - Insurance - Life—0.2%
27,000	Aflac, Inc., Sr. Unsecd. Note, 6.450%, 8/15/2040	33,750
400,000	American International Group, Inc., Unsecd. Note, 3.875%, 1/15/2035	354,866
325,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	318,295
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	14,920
100,000	Principal Life Global Funding II, 144A, 2.200%, 4/8/2020	99,273
	TOTAL	821,104
	Financial Institution - Insurance - P&C—0.1%
300,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2035	351,959
30,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	45,818
	TOTAL	397,777
	Financial Institution - REIT - Apartment—0.1%
300,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	301,009
140,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	131,546
	TOTAL	432,555
	Financial Institution - REIT - Healthcare—0.0%
100,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	100,037
	Financial Institution - REIT - Office—0.1%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	97,891
300,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 7/30/2029	305,679
	TOTAL	403,570
	Financial Institution - REIT - Other—0.1%
180,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	183,736
160,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	164,518
	TOTAL	348,254
	Financial Institution - REIT - Retail—0.0%
30,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	29,928
	Foreign-Local-Government—0.0%
50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	60,595
	Municipal Services—0.1%
135,025	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	148,262
100,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	112,453
	TOTAL	260,715
	Sovereign—0.1%
30,000,000	KFW, 2.050%, 2/16/2026	311,707
	Technology—0.6%
300,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	302,134
320,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	339,664

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Technology—continued
$125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	$121,531
28,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	28,109
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	296,664
150,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	150,868
300,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	307,396
95,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	95,160
380,000	Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	376,938
70,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	71,733
	TOTAL	2,090,197
	Transportation - Services—0.2%
62,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	61,966
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., 144A, 2.500%, 6/15/2019	99,833
335,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	332,461
140,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	137,353
	TOTAL	631,613
	Utility - Electric—0.7%
120,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	111,919
275,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	279,345
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	186,666
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	291,234
375,000	Metropolitan Edison Co., Sr. Unsecd. Note, 144A, 4.300%, 1/15/2029	379,905
300,000	National Rural Utilities Cooperative Finance Corp., 2.000%, 1/27/2020	297,989
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	137,603
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 9/15/2019	199,475
200,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	180,710
400,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	392,085
40,000	Progress Energy, Inc., 7.050%, 3/15/2019	40,054
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	125,156
	TOTAL	2,622,141
	Utility - Natural Gas—0.1%
200,000	Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	198,544
195,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	202,365
	TOTAL	400,909
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,226,487)	22,872,883
	MORTGAGE-BACKED SECURITIES—0.0%
1,579	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	1,752
1,070	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	1,214
174	Federal Home Loan Mortgage Corp., Pool C17281, 6.500%, 11/1/2028	181
1,135	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	1,256
879	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	972
1,738	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	1,925
2,226	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	2,488
1,558	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	1,708
6,369	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	6,935
3,854	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	4,269
5,268	Federal National Mortgage Association, Pool 255075, 5.500%, 2/1/2024	5,590
451	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	504
263	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	293

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	MORTGAGE-BACKED SECURITIES—continued
$2,564	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	$2,854
5,783	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	6,383
2,424	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	2,674
1,741	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	1,886
4,294	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	4,549
5,638	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	6,292
3,295	Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	3,709
8,250	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	9,211
11,093	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	12,421
232	Government National Mortgage Association, Pool 352214, 7.000%, 4/15/2023	246
1,542	Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	1,725
970	Government National Mortgage Association, Pool 462556, 6.500%, 2/15/2028	1,056
306	Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	342
169	Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	185
2,711	Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	2,996
2,751	Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	3,019
262	Government National Mortgage Association, Pool 780339, 8.000%, 12/15/2023	281
2,699	Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	2,949
2,453	Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	2,673
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $86,424)	94,538
	FOREIGN GOVERNMENTS/AGENCIES—7.3%
	Sovereign—7.3%
850,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	636,180
390,000	Belgium, Government of, Series 68, 2.250%, 6/22/2023	490,877
680,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	805,844
200,000	Canada, Government of, Bond, 3.250%, 6/1/2021	156,907
480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	492,777
936,000	France, Government of, 0.500%, 5/25/2025	1,092,189
620,000	France, Government of, 3.250%, 10/25/2021	773,769
350,000	France, Government of, Bond, 4.500%, 4/25/2041	643,228
250,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	288,367
300,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	559,950
100,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	207,647
540,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2025	661,350
200,000	Italy, Government of, 2.500%, 5/1/2019	228,432
1,000,000	Italy, Government of, 3.750%, 5/1/2021	1,211,684
220,000	Italy, Government of, 4.250%, 3/1/2020	260,299
680,000	Italy, Government of, Sr. Unsecd. Note, 0.650%, 10/15/2023	741,135
600,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	802,306
500,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	544,155
58,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	62,072
100,000,000	Japan, Government of, Series 313, 1.300%, 3/20/2021	923,824
74,000,000	Japan, Government of, Series 43, 2.900%, 9/20/2019	675,052
60,000,000	Japan, Government of, Series 65, 1.900%, 12/20/2023	591,517
142,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,558,541
205,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,136,844
50,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	454,941
110,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	1,259,052
30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	35,495

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$350,000	Netherlands, Government of, 1.750%, 7/15/2023	$433,485
250,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	357,418
2,700,000	Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	706,514
255,000	Queensland Treasury Corp., Sr. Unsecd. Note, 4.000%, 6/21/2019	182,030
485,000	Spain, Government of, 2.750%, 4/30/2019	554,330
690,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	829,199
880,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	1,129,494
400,000	Spain, Government of, Sr. Unsub., 4.000%, 4/30/2020	477,642
270,000	United Kingdom, Government of, 2.750%, 9/7/2024	391,441
530,000	United Kingdom, Government of, 3.250%, 1/22/2044	900,839
350,000	United Kingdom, Government of, 4.250%, 12/7/2027	582,453
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	737,716
430,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	756,406
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $25,594,525)	26,333,401
	U.S. TREASURY—2.2%
318,042	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	313,905
25,829	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	25,377
5,136	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2027	4,999
1,618,496	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2023	1,616,562
305,792	U.S. Treasury Inflation-Protected Note, 0.750%, 2/15/2042	284,069
1,104,550	U.S. Treasury Inflation-Protected Note, 0.875%, 1/15/2029	1,114,819
76,419	U.S. Treasury Inflation-Protected Note, 1.000%, 2/15/2048	74,194
75,000	United States Treasury Bond, 2.500%, 2/15/2045	67,148
81,000	United States Treasury Bond, 2.500%, 5/15/2046	72,175
275,000	United States Treasury Bond, 2.750%, 8/15/2047	257,383
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,958
175,000	United States Treasury Bond, 3.000%, 2/15/2048	172,047
410,000	United States Treasury Bond, 3.000%, 8/15/2048	403,081
100,000	United States Treasury Bond, 3.125%, 5/15/2048	100,716
100,000	United States Treasury Bond, 4.375%, 2/15/2038	121,715
1,400,000	United States Treasury Note, 2.000%, 2/15/2025	1,354,916
385,000	United States Treasury Note, 2.500%, 1/31/2021	384,774
1,100,000	United States Treasury Note, 2.500%, 1/31/2024	1,098,797
30,000	United States Treasury Note, 2.500%, 1/31/2025	29,878
55,000	United States Treasury Note, 2.625%, 2/15/2029	54,549
145,000	United States Treasury Note, 2.875%, 9/30/2023	147,204
160,000	United States Treasury Note, 2.875%, 11/30/2023	162,600
	TOTAL U.S. TREASURY (IDENTIFIED COST $7,898,172)	7,863,866
	EXCHANGE-TRADED FUND—0.7%
79,483	iShares MSCI India Index Fund (IDENTIFIED COST $2,679,709)	2,598,299
	PURCHASED PUT OPTION—0.0%
1,300,000	Bank of America EUR PUT/PLN CALL, Notional Amount $1,300,000, Exercise Price $4.25, Expiration Date 4/16/2019 (IDENTIFIED COST $5,451)	1,662
	INVESTMENT COMPANIES—17.4%
3,322,779	Emerging Markets Core Fund	31,931,906
120,437	Federated Bank Loan Core Fund	1,195,943
1,783,444	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[6]	1,783,979

Shares, Principal Amount or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
$1,986,028	Federated Mortgage Core Portfolio	$19,105,594
528,371	Federated Project and Trade Finance Core Fund	4,781,755
644,543	High Yield Bond Portfolio	4,002,610
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $62,159,681)	62,801,787
	TOTAL INVESTMENT IN SECURITIES-98.3% (IDENTIFIED COST $324,827,348)	354,350,826
	OTHER ASSETS AND LIABILITIES - NET—1.7%[7]	6,031,782
	TOTAL NET ASSETS—100%	$360,382,608
At February 28, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
3/1/2019	BNP Paribas SA	7,204,000 CAD	$5,435,240	$39,132
3/1/2019	Bank of New York Mellon	968,000 CHF	$963,336	$6,555
3/1/2019	Morgan Stanley	26,011,000 EUR	$29,501,393	$84,803
3/1/2019	Citibank N.A.	3,363,000 GBP	$4,346,269	$114,245
3/1/2019	Barclays Bank PLC Wholesale	2,589,539,000 JPY	$23,358,431	$(126,573)
3/1/2019	Goldman Sachs	3,192,000 MXN	$165,865	$(317)
3/1/2019	State Street Bank & Trust Co.	5,996,000 NZD	$4,124,538	$(41,263)
3/1/2019	Barclays Bank PLC Wholesale	33,706,000 SEK	$3,620,795	$28,621
3/5/2019	Bank of America N.A.	206,800 CAD	$157,126	$36
3/5/2019	Bank of America N.A.	1,999,000 NOK	$235,118	$(1,488)
3/8/2019	JPMorgan Chase	4,285,000 MXN	$224,386	$(2,294)
3/8/2019	Goldman Sachs	2,345,000 NZD	$1,615,361	$(18,269)
3/22/2019	Citibank N.A.	35,250,000 KRW	$31,708	$(351)
3/22/2019	Citibank N.A.	703,428,000 KRW	$623,988	$1,755
3/22/2019	Citibank N.A.	2,929,354,000 KRW	$2,615,098	$(9,257)
3/22/2019	Citibank N.A.	3,748,874,000 KRW	$3,351,278	$(16,424)
3/22/2019	Citibank N.A.	5,627,470,000 KRW	$5,022,285	$(16,303)
3/22/2019	Citibank N.A.	7,300,122,000 KRW	$6,537,228	$(43,319)
3/22/2019	Citibank N.A.	9,434,825,000 KRW	$8,456,266	$(63,407)
5/3/2019	BNP Paribas SA	4,600,000 BRL	$1,224,218	$(4,276)
5/6/2019	Credit Agricole CIB	1,508,000 AUD	1,432,614 CAD	$(19,587)
5/6/2019	JPMorgan Chase	850,000 AUD	885,875 NZD	$(491)
5/6/2019	State Street Bank & Trust Co.	850,000 AUD	887,288 NZD	$(1,454)
5/6/2019	Credit Agricole CIB	2,700,000 AUD	$1,939,748	$(22,612)
5/6/2019	State Street Bank & Trust Co.	855,123 CAD	$650,000	$822
5/6/2019	Credit Agricole CIB	530,000 EUR	5,187,515 NOK	$(1,806)
5/6/2019	State Street Bank & Trust Co.	1,220,000 EUR	11,940,170 NOK	$(4,051)
5/6/2019	Credit Agricole CIB	1,100,000 EUR	$1,250,079	$7,738
5/6/2019	Citibank N.A.	1,400,000 EUR	$1,612,625	$(11,768)
5/6/2019	Bank of New York Mellon	277,536,300 HUF	$1,000,000	$4,458
5/6/2019	Citibank N.A.	23,211,193 MXN	$1,200,000	$(7,778)
5/6/2019	Credit Agricole CIB	31,341,859 MXN	$1,600,000	$9,846
5/6/2019	State Street Bank & Trust Co.	2,447,522 NOK	$290,000	$(3,213)
5/6/2019	Bank of New York Mellon	5,149,516 NOK	$600,000	$3,392
5/6/2019	JPMorgan Chase	11,808,147 NOK	$1,400,000	$(16,386)

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased: (continued)
5/6/2019	Morgan Stanley	16,270,792 NOK	$1,900,000	$6,522
5/6/2019	Citibank N.A.	25,895,982 NOK	$3,000,000	$34,349
5/6/2019	Barclays Bank PLC Wholesale	26,757,225 NOK	$3,100,000	$35,265
5/6/2019	Bank of America N.A.	2,299,129 PLN	$600,000	$8,794
5/6/2019	Citibank N.A.	2,713,346 RON	$650,000	$(1,335)
5/6/2019	JPMorgan Chase	12,639,957 SEK	$1,400,000	$(24,716)
5/6/2019	Citibank N.A.	12,885,438 SEK	$1,400,000	$1,993
5/7/2019	State Street Bank & Trust Co.	330,000 GBP	$432,472	$6,642
5/7/2019	Bank of America N.A.	2,200,000 GBP	$2,864,851	$62,578
5/7/2019	JPMorgan Chase	199,161,116 JPY	35,000,000 MXN	$(1,618)
5/7/2019	JPMorgan Chase	134,983,950 JPY	10,500,000 NOK	$(13,211)
5/7/2019	State Street Bank & Trust Co.	250,800,441 JPY	$2,300,000	$(38,497)
7/30/2019	Barclays Bank PLC Wholesale	170,000 AUD	$123,701	$(2,841)
7/30/2019	Credit Agricole CIB	165,000 CAD	$126,096	$(286)
7/30/2019	BNP Paribas SA	2,400,000 MXN	$122,248	$(527)
7/30/2019	Morgan Stanley	1,000,000 NOK	$119,564	$(2,007)
7/30/2019	Barclays Bank PLC Wholesale	180,000 NZD	$125,017	$(2,095)
Contracts Sold:
3/1/2019	Morgan Stanley	7,204,000 CAD	$5,477,190	$2,818
3/1/2019	Credit Agricole CIB	968,000 CHF	$968,110	$(1,781)
3/1/2019	Morgan Stanley	26,011,000 EUR	$29,498,672	$(87,524)
3/1/2019	BNP Paribas SA	3,363,000 GBP	$4,398,548	$(61,966)
3/1/2019	Morgan Stanley	2,589,539,000 JPY	$23,391,110	$159,252
3/1/2019	JPMorgan Chase	3,192,000 MXN	$167,337	$1,789
3/1/2019	Credit Agricole CIB	5,996,000 NZD	$4,133,151	$49,875
3/1/2019	BNP Paribas SA	33,706,000 SEK	$3,587,794	$(61,622)
3/5/2019	Bank of America N.A.	206,800 CAD	$156,108	$(1,055)
3/5/2019	Bank of America N.A.	1,999,000 NOK	$234,274	$644
3/8/2019	State Street Bank & Trust Co.	824,000 CAD	$626,518	$254
3/8/2019	Citibank N.A.	5,828,000 CHF	$5,833,176	$(8,384)
3/8/2019	Morgan Stanley	28,197,000 EUR	$32,049,861	$(33,431)
3/8/2019	Citibank N.A.	1,300,000 GBP	$1,700,799	$(23,805)
3/8/2019	Barclays Bank PLC Wholesale	2,933,351,000 JPY	$26,490,306	$166,096
3/8/2019	Barclays Bank PLC Wholesale	46,880,000 SEK	$5,038,718	$(38,668)
3/22/2019	Citibank N.A.	462,791,000 KRW	$410,749	$(932)
3/22/2019	Citibank N.A.	2,455,546,000 KRW	$2,179,414	$(4,945)
3/22/2019	Citibank N.A.	5,529,693,000 KRW	$4,918,955	$(47)
3/22/2019	Citibank N.A.	5,843,182,000 KRW	$5,228,517	$30,647
3/22/2019	Citibank N.A.	8,384,490,000 KRW	$7,420,100	$(38,422)
5/3/2019	BNP Paribas SA	4,600,000 BRL	$1,251,701	$31,759
5/6/2019	JPMorgan Chase	1,508,000 AUD	1,428,409 CAD	$16,387
5/6/2019	JPMorgan Chase	918,512 CAD	$700,000	$933
5/6/2019	Credit Agricole CIB	1,000,000 EUR	9,783,385 NOK	$2,894
5/6/2019	Citibank N.A.	1,400,000 EUR	13,716,017 NOK	$6,310
5/6/2019	Citibank N.A.	1,750,000 EUR	17,112,053 NOK	$4,025
5/6/2019	BNP Paribas SA	1,100,000 EUR	$1,244,515	$(13,302)
5/6/2019	Credit Agricole CIB	1,100,000 EUR	$1,260,952	$3,136
5/6/2019	JPMorgan Chase	279,697,510 HUF	$1,000,000	$(12,280)
5/6/2019	Bank of America N.A.	16,470,025 MXN	$850,000	$4,032
5/6/2019	HSBC BANK USA	23,210,378 MXN	$1,200,000	$7,820

Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold: (continued)
5/6/2019	Citibank N.A.	31,335,986 MXN	$1,600,000	$(9,545)
5/6/2019	JPMorgan Chase	11,882,274 NOK	$1,400,000	$7,701
5/6/2019	Bank of America N.A.	13,080,897 NOK	$1,517,241	$(15,506)
5/6/2019	Bank of New York Mellon	13,348,848 NOK	$1,550,000	$(14,146)
5/6/2019	JPMorgan Chase	13,351,535 NOK	$1,550,000	$(14,459)
5/6/2019	Morgan Stanley	16,325,157 NOK	$1,900,000	$(12,892)
5/6/2019	Barclays Bank PLC Wholesale	17,887,845 NOK	$2,082,759	$(13,241)
5/6/2019	BNP Paribas SA	2,800,000 NZD	$1,926,260	$17,080
5/6/2019	BNP Paribas SA	2,242,317 PLN	$600,000	$6,249
5/6/2019	Citibank N.A.	6,411,389 SEK	$700,000	$2,412
5/6/2019	Citibank N.A.	6,427,172 SEK	$700,000	$695
5/6/2019	Citibank N.A.	12,740,696 SEK	$1,400,000	$13,756
5/7/2019	HSBC BANK USA	2,200,000 GBP	$2,866,829	$(60,600)
5/7/2019	Credit Agricole CIB	198,869,195 JPY	35,000,000 MXN	$4,250
5/7/2019	Citibank N.A.	134,715,105 JPY	10,500,000 NOK	$15,635
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(34,378)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $896,464 and $785,985, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]Amsterdam Index Short Futures	49	$6,030,752	March 2019	$3,346
[1]Australia 10-Year Bond Short Futures	210	$20,111,912	March 2019	$(30,270)
1CAC 40 10-Year Euro Short Futures	144	$8,581,100	March 2019	$(201,070)
[1]Euro Bund Short Futures	43	$8,085,366	March 2019	$10,824
[1]Hang Seng Index Short Futures	14	$2,556,285	March 2019	$(9,613)
[1]Japan 10-Year Bond Short Futures	13	$17,813,843	March 2019	$8,385
1MSCI Singapore IX ETS Short Futures	263	$6,999,068	March 2019	$91,243
1S&P/TSX 60 IX Short Futures	76	$11,000,783	March 2019	$(176,558)
1SPI 200 Short Futures	69	$7,524,095	March 2019	$(384,898)
[1]United States Treasury Notes 10-Year Ultra Short Futures	25	$3,236,328	June 2019	$16,741
[1]Canada 10-Year Bond Long Futures	147	$15,159,672	June 2019	$(43,113)
1DAX Index Long Futures	2	$655,171	March 2019	$27,122
[1]Euro BTP Long Futures	55	$8,022,658	March 2019	$85,350
1FTSE 100 Index Long Futures	23	$2,158,455	March 2019	$1,168
1FTSE JSE Top 40 Long Futures	57	$2,004,903	March 2019	$81,856
1FTSE/MIB Index Long Futures	11	$1,292,171	March 2019	$62,672
1IBEX 35 Index Long Futures	30	$3,170,788	March 2019	$68,403
1KOSPI2 Index Long Futures	50	$3,154,730	March 2019	$(39,821)
[1]Long GILT Long Futures	90	$15,015,737	June 2019	$(189,481)
1MSCI Taiwan Index Long Futures	43	$1,626,690	March 2019	$(645)
1S&P 500 E-Mini Long Futures	136	$18,935,960	March 2019	$1,180,379
1TOPIX Index Long Futures	47	$6,771,812	March 2019	$157,410
[1]United States Treasury Long Bond Long Futures	4	$577,875	June 2019	$(5,259)
[1]United States Treasury Notes 2-Year Long Futures	67	$14,217,086	June 2019	$(7,784)
[1]United States Treasury Notes 5-Year Long Futures	15	$1,718,437	June 2019	$(2,337)
[1]United States Treasury Notes 10-Year Long Futures	18	$2,196,000	June 2019	$(2,105)
[1]United States Treasury Ultra Bond Long Futures	5	$797,969	June 2019	$(10,077)

Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$691,868
The average notional value of long and short futures contracts held by the Fund throughout the period was $102,179,356 and $93,664,235, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities - Net”.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
Affiliates	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	2,987,593	648,339	(313,153)
Federated Bank Loan Core Fund	222,396	88,630	(190,589)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	5,429,001	30,224,548	(33,870,105)
Federated Mortgage Core Portfolio	1,599,256	465,772	(79,000)
Federated Project and Trade Finance Core Fund	521,974	6,397	—
High Yield Bond Portfolio	583,842	179,636	(118,935)
TOTAL OF AFFILIATED TRANSACTIONS	11,344,062	31,613,322	(34,571,782)

Balance of Shares Held 2/28/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
3,322,779	$31,931,906	$1,603,706	$(255,924)	$468,984
120,437	$1,195,943	$31,313	$(51,605)	$20,119
1,783,444	$1,783,979	$353	$1,819	$39,813
1,986,028	$19,105,594	$280,057	$(20,540)	$158,988
528,371	$4,781,755	$(10,462)	$—	$57,911
644,543	$4,002,610	$131,355	$7,213	$63,491
8,385,602	$62,801,787	$2,036,322	$(319,037)	$809,306
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees").
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2019, these restricted securities amounted to $851,978, which represented 0.2% of total net assets.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	Issuer in default.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$115,506,891	$44,512	$0	$115,551,403
International	31,460,571	81,960,718	—	113,421,289
Debt Securities:
Asset-Backed Securities	—	606,541	—	606,541
Commercial Mortgage-Backed Security	—	139,823	—	139,823
Collateralized Mortgage Obligations	—	2,065,334	—	2,065,334
Corporate Bonds	—	22,840,232	32,651	22,872,883
Mortgage-Backed Securities	—	94,538	—	94,538
Foreign Governments/Agencies	—	26,333,401	—	26,333,401
U.S. Treasury	—	7,863,866	—	7,863,866
Exchange-Traded Funds	2,598,299	—	—	2,598,299
Purchased Put Options	—	1,662	—	1,662
Investment Companies[1]	1,783,979	—	—	62,801,787
TOTAL SECURITIES	$151,349,740	$141,950,627	$32,651	$354,350,826
Other Financial Instruments
Assets
Foreign Exchange Contracts	—	1,013,995	—	1,013,995
Futures Contracts	1,794,899	—	—	1,794,899
Liabilities
Foreign Exchange Contracts	—	(1,048,373)	—	(1,048,373)
Futures Contracts	(1,103,031)	—	—	(1,103,031)
TOTAL OTHER FINANCIAL INSTRUMENTS	$691,868	$(34,378)	$—	$657,490
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $61,017,808 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro Currency
GBP	—British Pound
GDR	—Global Depository Receipt
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty

REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
RON	—Romanian Leu
SEK	—Swedish Krona

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 22, 2019